Provisions for liabilities and charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jan. 01, 2017
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 5,546	£ 5,789
Exchange and other adjustments		131
Provisions applied		(2,101)
Charge for the year		823
Provisions at end of the period	4,642	4,642
Other provisions	5,546	5,789	£ 5,789
As previously reported
Disclosure of other provisions [line items]
Provisions at beginning of the period	5,546
Provisions at end of the period	4,642	4,642
Other provisions	5,546	4,642
Restatement
Disclosure of other provisions [line items]
Provisions at beginning of the period	243
Provisions at end of the period
Other provisions	243
Provision for credit commitments
Disclosure of other provisions [line items]
Provisions at beginning of the period		273
Exchange and other adjustments		(10)
Charge for the year		(15)
Other provisions		273
Provision for credit commitments | As previously reported
Disclosure of other provisions [line items]
Provisions at beginning of the period	30
Provisions at end of the period	248	248
Other provisions	30	248
Provision for credit commitments | Restatement
Disclosure of other provisions [line items]
Provisions at beginning of the period	243
Provisions at end of the period
Other provisions	243
Payment Protection Insurance Provision
Disclosure of other provisions [line items]
Exchange and other adjustments		100
Provisions applied		(1,145)
Charge for the year		550
Payment Protection Insurance Provision | As previously reported
Disclosure of other provisions [line items]
Provisions at beginning of the period	2,778
Provisions at end of the period	2,283	2,283
Other provisions	2,778	2,283
Other Provisions for Legal Actions and Regulatory Matters
Disclosure of other provisions [line items]
Provisions at beginning of the period	1,292
Provisions applied		(528)
Charge for the year		257
Provisions at end of the period	1,021	1,021
Other provisions	1,292	1,021
Other Provisions for Legal Actions and Regulatory Matters | As previously reported
Disclosure of other provisions [line items]
Provisions at beginning of the period	1,292
Provisions at end of the period	1,021	1,021
Other provisions	1,292	1,021
Provision for Vacant Leasehold Property
Disclosure of other provisions [line items]
Provisions applied		(9)
Charge for the year		13
Provision for Vacant Leasehold Property | As previously reported
Disclosure of other provisions [line items]
Provisions at beginning of the period	56
Provisions at end of the period	60	60
Other provisions	56	60
Miscellaneous other provisions
Disclosure of other provisions [line items]
Exchange and other adjustments		41
Provisions applied		(419)
Charge for the year		18
Miscellaneous other provisions | As previously reported
Disclosure of other provisions [line items]
Provisions at beginning of the period	1,390
Provisions at end of the period	1,030	1,030
Other provisions	£ 1,390	£ 1,030